T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.3%
ALABAMA 0.7%
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)  1,120 1,161
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)  10,235 11,083
Jefferson County, Series A, GO, 5.00%, 4/1/22  2,900 3,016
15,260
ALASKA 0.2%
Alaska Housing Fin., State Capital Project, Series A, 4.00%, 6/1/26  600 700
Alaska Housing Fin., State Capital Project, Series A, 5.00%,
12/1/26  900 1,109
Alaska Housing Fin., State Capital Project, Series A, 5.00%, 6/1/27  750 935
Alaska Housing Fin., State Capital Project, Series A, 5.00%,
12/1/27  930 1,173
3,917
ARIZONA 1.8%
Arizona DOT State Highway, Sub Highway, Series A, 5.00%,
7/1/21  2,000 2,008
Arizona HFA, Banner Health Group, Series B, VRDN, 0.01%,
1/1/46  1,100 1,100
Maricopa County IDA, Banner Health Group, Series B, FRN, 100%
of MUNIPSA + 0.38%, 0.41%, 1/1/35 (Tender 10/18/22)  3,785 3,779
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)  2,325 2,475
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 0.60%, 1/1/35 (Tender 10/18/24)  7,235 7,204
Maricopa County IDA, Banner Health Group, Series D, VRDN,
5.00%, 1/1/46 (Tender 5/15/26)  7,000 8,485
Maricopa County Pollution Control, Public Service of New Mexico,
Series A, VRDN, 1.05%, 1/1/38 (Tender 6/1/22)  2,000 2,014
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/23 (1) 2,000 2,191
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,137
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,467
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/21 (1) 400 402
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1) 975 1,026
Salt River Agricultural Improvement & Power Dist., 5.00%, 1/1/24  5,300 5,952

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Salt River Agricultural Improvement & Power Dist., Series 2011A,
5.00%, 12/1/28  1,500 1,536
40,776
CALIFORNIA 7.6%
California, GO, 5.00%, 4/1/22  1,185 1,234
California, GO, 5.00%, 10/1/22  17,290 18,419
California, GO, 5.00%, 9/1/23 (2) 2,000 2,192
California, GO, 5.00%, 10/1/23  2,000 2,224
California, GO, 5.00%, 11/1/23  10,500 11,716
California, GO, 5.00%, 9/1/24 (2) 3,000 3,419
California, GO, 5.00%, 9/1/25 (2) 5,230 6,166
California, GO, 5.25%, 9/1/22  10,175 10,830
California, GO, Refunding, 5.00%, 10/1/22  4,000 4,261
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  5,975 6,387
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/23 (2) 550 574
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/24 (2) 1,200 1,302
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25 (2) 1,600 1,796
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26 (2) 1,000 1,155
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27 (2) 275 326
California HFFA, Providence St. Joseph Health, VRDN, 5.00%,
10/1/39 (Tender 10/1/25)  3,200 3,825
California Index Floating Rate Bond, Series B, GO, FRN, 70% of
1M USD LIBOR + 0.76%, 0.835%, 12/1/31 (Tender 12/1/21)  4,050 4,050
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 0.73%, 12/1/50 (Tender 6/1/26)  1,175 1,191
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 0.38%, 8/1/47 (Tender 8/1/24)  2,025 2,025
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22  500 513
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23  500 535
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 668
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,181
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,337
California Statewide CDA, Viamonte Senior Living, 3.00%, 7/1/25  3,000 3,005
California, Various Purpose, GO, 4.00%, 3/1/24  18,780 20,737
California, Various Purpose, GO, 4.00%, 3/1/27  10,000 11,911

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/21  750 756
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 1,200 1,451
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1) 3,000 3,278
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.855%, 7/1/27  4,000 4,020
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/23 (1) 2,450 2,658
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/24 (1) 3,100 3,493
San Diego Assoc. of Govt's, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23  5,000 5,349
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/25 (1) 1,000 1,176
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/22 (1)(3) 1,025 1,070
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)(3) 1,325 1,383
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1) 800 872
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (1) 800 872
San Francisco Community College Dist., GO, 5.00%, 6/15/24  2,375 2,708
Univ. of California, Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)  14,000 15,312
167,377
COLORADO 2.1%
Colorado, Series A, 5.00%, 12/15/24  2,830 3,292
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunded 11/9/22) (4) 1,745 1,864
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22  400 406
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23  750 791
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 684
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 661
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 604
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,000 1,199
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22  1,800 1,922
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,780
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/24  1,365 1,574
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,561
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,050 2,580
Denver City & County, Series A, 5.00%, 8/1/22  2,000 2,112
Denver City & County, Series A, 5.00%, 8/1/23  2,345 2,585
Denver City & County Airport, Series A, 5.00%, 12/1/21 (1) 800 819
Denver City & County Airport, Series A, 5.25%, 11/15/22 (1) 1,540 1,575
Denver City & County Airport, Series B, 5.00%, 11/15/25  1,190 1,272

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/29 (1) 4,945 6,150
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/30 (1) 1,000 1,241
Denver Convention Center Hotel Auth., 4.00%, 12/1/21  500 508
Denver Convention Center Hotel Auth., 5.00%, 12/1/22  2,350 2,501
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,522
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD LIBOR
+ 1.05%, 1.124%, 9/1/39 (Tender 9/1/21)  3,075 3,075
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
0.357%, 9/1/39 (Tender 9/1/24)  2,750 2,750
46,028
CONNECTICUT 0.3%
Connecticut, Series A, GO, 3.00%, 1/15/22  275 280
Connecticut, Series A, GO, 3.00%, 1/15/23  2,500 2,615
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 9/1/23  3,000 3,322
6,217
DELAWARE 0.2%
Delaware Transportation Auth., 5.00%, 9/1/22  1,110 1,178
Delaware Transportation Auth., 5.00%, 9/1/23  1,750 1,935
Delaware Transportation Auth., 5.00%, 9/1/24  750 860
3,973
DISTRICT OF COLUMBIA 2.2%
District of Columbia, Income Tax, Series A, 5.00%, 3/1/26  3,100 3,755
District of Columbia, Income Tax, Series B, 5.00%, 10/1/26  6,290 7,757
District of Columbia, Income Tax, Series B, 5.00%, 12/1/26  500 536
District of Columbia, Income Tax, Series C, 5.00%, 12/1/22  4,620 4,961
District of Columbia, Income Tax, Series G, 5.00%, 12/1/29  145 148
District of Columbia, Income Tax, Series G, 5.00%, 12/1/29
(Prerefunded 12/1/21) (4) 1,250 1,280
Metropolitan Washington Airports Auth., 5.00%, 10/1/24 (1) 1,355 1,558
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 3,975 4,572
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/23 (1) 6,460 7,166
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 7,135 8,206
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 1,500 1,657
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 4,300 5,513

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Airport System, Series A,
5.00%, 10/1/24 (1) 2,000 2,127
49,236
FLORIDA 7.0%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,459
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 613
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  1,000 1,194
Brevard County HFA, Health First, 5.00%, 4/1/23  1,895 2,059
Broward County Airport System, 5.00%, 10/1/21 (1) 550 559
Broward County Airport System, 5.00%, 10/1/22 (1) 425 452
Broward County Airport System, 5.00%, 10/1/23 (1) 675 747
Broward County Airport System, Series A, 5.00%, 10/1/23 (1) 1,250 1,383
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,434
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,443
Broward County Airport System, Series B, 5.00%, 10/1/23 (1) 1,375 1,521
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,606
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,774
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,461
Broward County Airport System, Series P-1, 5.00%, 10/1/22 (1) 2,500 2,658
Broward County Airport System, Series P-2, 5.00%, 10/1/22  185 197
Broward County Water & Sewer Utility, Series B, 5.00%, 10/1/22  1,395 1,486
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 620
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 579
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/21  325 326
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/22  750 789
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23  740 813
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 285
Florida Dept. of Environmental Protection, Series A, 5.00%, 7/1/22  4,800 5,055
Florida DOT, Federal Highway Reimbursement, Series A, 5.00%,
7/1/24  3,030 3,465
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/22  4,655 4,900
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/27  4,290 5,403
Florida DOT, Turnpike Auth., Series A, 5.00%, 7/1/22  10,450 11,004
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,425
Florida Municipal Power Agency, All-Requirements Power Supply,
5.00%, 10/1/21  685 696
Florida Municipal Power Agency, All-Requirements Power Supply,
5.00%, 10/1/22  1,265 1,345
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/25  7,340 8,671
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/22  11,250 11,801
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 6,407

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 8,772
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 10,689
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23 (1) 3,455 3,824
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (1) 5,000 5,938
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/28 (1) 3,000 3,839
Jacksonville Electric Auth., Water & Sewer, Series A, 5.00%,
10/1/22 (3) 1,000 1,064
Martin County HFA, Memorial Medical Center, 5.00%, 11/15/22 (3) 1,445 1,547
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23  1,750 1,941
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1) 300 349
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,609
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,267
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,266
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/21  2,070 2,078
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/22  3,250 3,415
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23  3,350 3,709
Orange County School Board, Series C, 5.00%, 8/1/28  1,750 2,258
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/21  400 404
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22  500 529
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23  800 881
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,154
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 732
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 731
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21  545 550
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  680 719
Tampa, Baycare Health, Series A, 5.00%, 11/15/24  1,065 1,114
Tampa, Baycare Health, Series A, 5.00%, 11/15/25  1,860 1,943
153,952
GEORGIA 5.6%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,275 2,680
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 2,685 3,260
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/27 (1) 3,810 4,745
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1) 6,800 8,655
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,000 5,848
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 8,159
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  2,450 2,538
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/23  350 380

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  350 395
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 409
Forsyth County School Dist., GO, 5.00%, 2/1/22  9,140 9,438
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/22  700 728
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 565
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 468
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 285
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/23  500 541
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 845
Georgia, Series A-1, GO, 5.00%, 2/1/22  4,800 4,957
Georgia, Series C, GO, 5.00%, 7/1/23  3,600 3,965
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/22  1,220 1,284
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 5,153
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 5,584
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  1,500 1,748
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/22  300 312
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/23  325 353
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 585
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 565
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 0.60%, 8/1/48 (Tender 12/1/23)  5,000 5,020
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,150 11,339
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  5,050 5,481
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,040 7,004
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.892%, 8/1/48 (Tender
12/1/23)  9,200 9,276
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/22  375 385
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/23  550 591
Municipal Electric Auth. of Georgia, General Power, Series HH,
5.00%, 1/1/22  2,085 2,142

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power, Series HH,
5.00%, 1/1/23  2,925 3,141
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/22  1,500 1,541
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/23  2,750 2,951
123,316
HAWAII 0.4%
Hawaii, Series FT, GO, 5.00%, 1/1/24  4,000 4,488
Hawaii Airports System, 5.00%, 7/1/22 (Prerefunded 7/1/21) (1)(4) 5,130 5,150
9,638
ILLINOIS 4.4%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,750
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/22 (1)(3) 9,000 9,247
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,909
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/22 (3) 3,900 4,010
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23  6,250 6,718
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22  1,700 1,747
Chicago Transit Auth., Capital Grant, 5.00%, 6/1/21  600 600
Chicago Wastewater, Series B, 5.00%, 1/1/22  1,100 1,129
Chicago Wastewater, Series B, 5.00%, 1/1/23  1,850 1,982
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,387
Chicago Wastewater, Series C, 5.00%, 1/1/22  1,000 1,027
Chicago Waterworks, 5.00%, 11/1/22  1,000 1,067
Chicago Waterworks, 5.00%, 11/1/23  3,750 4,157
Chicago Waterworks, 5.00%, 11/1/24  3,850 4,424
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,441
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 529
Illinois, GO, 5.00%, 2/1/25  1,055 1,221
Illinois, GO, 5.125%, 5/1/22  900 939
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,117
Illinois, Series A, GO, 5.00%, 10/1/25  705 832
Illinois, Series A, GO, 5.00%, 11/1/25  3,825 4,523
Illinois, Series B, GO, 5.00%, 3/1/24  1,325 1,487
Illinois, Series B, GO, 5.00%, 9/1/25  5,000 5,891
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,994
Illinois, Series B, GO, 5.00%, 3/1/27  2,975 3,616
Illinois, Series D, GO, 5.00%, 11/1/21  6,300 6,423
Illinois, Series D, GO, 5.00%, 11/1/23  2,230 2,472
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 5,574
Illinois Fin. Auth., Healthcare System, Series B-2, VRDN, 5.00%,
5/15/50 (Tender 11/15/26)  4,680 5,625
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/23  1,000 1,105

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,149
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,486
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  1,800 1,966
97,544
INDIANA 0.3%
Indiana Fin. Auth., Indiana Univ., VRDN, 1.65%, 12/1/42 (Tender
1/1/22)  3,700 3,733
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/21  1,295 1,310
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/22  640 672
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 887
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 948
7,550
IOWA 0.9%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  410 418
Iowa Fin. Auth., Unity Point Health, Series B, 5.00%, 2/15/22  1,200 1,241
Iowa Fin. Auth., Unity Point Health, Series B, 5.00%, 2/15/23  1,000 1,082
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 17,176
19,917
KANSAS 0.0%
Lenexa City, Lakeview Village, Health Care Fac., Series A, 5.00%,
5/15/23  650 693
693
KENTUCKY 2.5%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/22  500 512
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/23  625 662
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 628
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 683
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 630
Kentucky Economic DFA, Owensboro Medical Health, 5.00%,
6/1/21  1,235 1,235
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/21  1,200 1,200
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  1,150 1,196
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23  2,000 2,156
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,241

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,601
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,210 2,589
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  2,500 2,737
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 13,465
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.01%, 1/1/29 (1) 4,700 4,700
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.02%, 1/1/29 (1) 8,200 8,200
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 0.02%, 1/1/29 (1) 7,900 7,900
Russell, Bon Secours Health System, 5.00%, 11/1/22 (3) 3,555 3,793
55,128
LOUISIANA 0.5%
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,777
Louisiana, Grant Anticipation, Series 2021, 5.00%, 9/1/23  3,635 4,027
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1) 325 333
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1) 450 481
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 251
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 288
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 2,065
Tobacco Settlement Fin., Series A, 5.00%, 5/15/22  1,685 1,764
Tobacco Settlement Fin., Series A, 5.00%, 5/15/23  1,000 1,094
12,080
MARYLAND 4.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  1,100 1,117
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 513
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 2,021
Baltimore City, Water, Series C, 5.00%, 7/1/21  1,555 1,561
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 6,493
Baltimore, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,131
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  6,040 6,798
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/23  4,475 4,845
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 6,661
Maryland DOT, 5.00%, 2/1/22  5,805 5,994
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  5,000 5,084
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%,
3/31/24 (1) 13,580 13,884

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/24 (1) 250 282
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/29 (1) 790 934
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/21  500 500
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  395 410
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  370 402
Maryland HHEFA, 5.00%, 7/1/24  400 455
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,153
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,230 1,474
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 3,075
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (4) 65 65
Maryland HHEFA, Greater Baltimore Medical Center, Unrefunded
Balance, Series C, 5.25%, 7/1/24  335 336
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (4) 500 526
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (4) 500 526
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,358
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23  350 383
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 779
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,506
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  2,530 2,916
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (3) 4,040 4,056
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (3) 2,615 2,751
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3) 9,000 9,889
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3) 795 908
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (4) 1,535 1,765
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,953
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22  5,000 5,317
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,740 1,923
106,744
MASSACHUSETTS 1.6%
Commonwealth of Massachusetts, Series C, GO, 5.00%, 7/1/27
(Prerefunded 7/1/22) (4) 8,640 9,097

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (4) 7,390 7,841
Commonwealth of Massachusetts, Series F, GO, 5.00%, 11/1/25
(Prerefunded 11/1/22) (4) 10,000 10,692
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/21 (1) 1,610 1,616
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/22 (1) 2,000 2,104
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/23 (1) 2,000 2,191
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,273
35,814
MICHIGAN 2.9%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (5) 6,885 7,623
Detroit City Water Supply System, Senior Lien, Series A, 5.25%,
7/1/27 (Prerefunded 7/1/21) (4) 2,775 2,787
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (6) 975 1,106
Great Lakes Water Auth. Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,761
Great Lakes Water Auth. Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/23  2,780 3,054
Great Lakes Water Auth. Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 7,087
Michigan Building Auth., Series I, 5.00%, 10/15/21  1,000 1,018
Michigan Building Auth., Series I, 5.00%, 4/15/22  750 782
Michigan Fin. Auth., Series A-2, 4.00%, 8/20/21  2,550 2,572
Michigan Fin. Auth., Series C-2, 5.00%, 7/1/44 (Prerefunded
7/1/22) (1)(4) 1,000 1,052
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (6) 2,500 2,848
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/21  925 945
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/22  1,475 1,577
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (6) 2,850 3,270
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,705
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/21  775 794
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/22  500 536
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  575 642
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,153
Michigan, City of Detroit, GO, 5.00%, 4/1/22  850 878
Michigan, City of Detroit, GO, 5.00%, 4/1/23  500 535
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 995
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 976
Wayne County Airport Auth., Series A, 5.00%, 12/1/21 (1) 1,300 1,331

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series A, 5.00%, 12/1/22  2,220 2,379
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 480
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 902
Wayne County Airport Auth., Series B, 5.00%, 12/1/21 (1) 1,185 1,212
Wayne County Airport Auth., Series B, 5.00%, 12/1/22 (1) 1,215 1,298
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1) 2,195 2,440
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,747
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,854
Wayne County Airport Auth., Series C, 5.00%, 12/1/22  3,000 3,010
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  175 208
64,557
MINNESOTA 1.9%
Minnesota, Series A, GO, 5.00%, 8/1/23  4,000 4,420
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,749
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 6,541
Minnesota, Series D, GO, 5.00%, 8/1/21  3,220 3,246
Minnesota, Series D, GO, 5.00%, 10/1/21  2,120 2,155
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 10,036
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 9,352
41,499
MISSOURI 0.3%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,740
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,224
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26  1,740 1,972
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(6) 400 402
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(6) 450 473
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(6) 215 235
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(6) 840 955
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(6) 375 441
7,442
MONTANA 0.0%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22  685 703
703
NEBRASKA 1.2%
Central Plains Energy, 4.00%, 8/1/25  1,000 1,140
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  9,975 11,347
Central Plains Energy, Project No. 3, 5.00%, 9/1/32 (Prerefunded
9/1/22) (4) 3,000 3,178
Central Plains Energy, Project No. 3, 5.00%, 9/1/42 (Prerefunded
9/1/22) (4) 4,070 4,312

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Plains Energy, Project No. 4, VRDN, 5.00%, 3/1/50 (Tender
1/1/24)  5,465 6,059
26,036
NEVADA 0.7%
Clark County Dept. of Aviation, Airport Improvement, Series A,
5.00%, 7/1/21  3,000 3,012
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l., Series A-1, 5.00%, 7/1/22 (1) 1,735 1,824
Clark County Dept. of Aviation, Airport Improvement, Las
Vegas-McCarran Int'l., Passenger Fac. Charge, Series B, 5.00%,
7/1/21 (1) 2,405 2,414
Clark County School Dist., Series A, GO, 3.00%, 6/15/23 (6) 450 475
Clark County School Dist., Series A, GO, 3.00%, 6/15/24 (6) 405 437
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (6) 650 714
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (6) 500 608
Clark County, Transportation Improvement, Series B, GO, 5.00%,
12/1/22  6,495 6,971
16,455
NEW JERSEY 2.9%
New Jersey Economic Dev. Auth., The Goethals, 5.00%, 7/1/22 (1) 1,650 1,737
New Jersey EFA, Princeton Univ., Series B, 5.00%, 7/1/21  2,660 2,671
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25  5,500 5,781
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,070 2,451
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/31  8,000 10,499
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24  3,085 3,504
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,775 2,058
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  2,000 2,447
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,305
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/35 (Prerefunded
1/1/22) (4) 3,500 3,600
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  9,465 10,766
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  13,505 15,884
Tobacco Settlement Fin., Series A, 5.00%, 6/1/22  1,760 1,844
64,547
NEW MEXICO 0.4%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  2,750 2,785

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  4,850 5,712
8,497
NEW YORK 11.6%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/21  1,900 1,905
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/22  975 1,023
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/23  1,250 1,366
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,398
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/23 (2)(6) 4,500 4,893
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (2)(6) 3,260 3,652
Dormitory Auth. of the State of New York, Series A, 5.00%,
12/15/23  1,460 1,569
Dormitory Auth. of the State of New York, Series A, 5.00%,
12/15/23 (Prerefunded 12/15/22) (4) 1,940 2,085
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,511
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (3) 5 6
Dormitory Auth. of the State of New York, Bidding Group 2,
Unrefunded Balance, Series C, 5.00%, 3/15/24  9,795 11,087
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (7) 1,500 1,527
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/25 (7) 1,000 1,159
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/26 (7) 1,300 1,592
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 9,237
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 12,338
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 8,696
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  8,185 8,553
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/21  3,750 3,831
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  14,780 15,646
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.,
5.00%, 7/1/22  1,000 1,051
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 6,411
New York City, Series B, GO, 5.00%, 8/1/23  6,370 7,029

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City, Series C, GO, 5.00%, 8/1/22  8,755 9,254
New York City, Series C, GO, 5.00%, 8/1/23  10,000 11,035
New York City, Series D, GO, 5.00%, 8/1/24  13,145 14,190
New York City, Series D, GO, 5.00%, 8/1/28  6,085 6,556
New York City, Series G, GO, 5.00%, 8/1/21  4,400 4,436
New York City IDA, Series A, 5.00%, 1/1/24 (6) 1,250 1,401
New York City IDA, Series A, 5.00%, 1/1/25 (6) 2,000 2,324
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (6) 1,315 1,647
New York City Transitional Fin. Auth. Future Tax Secured, Series A,
5.00%, 11/1/31  4,550 6,081
New York City Transitional Fin. Auth. Future Tax Secured,
Series F-1, 5.00%, 5/1/22  10,015 10,464
New York City Water & Sewer System, 5.00%, 6/15/25  1,535 1,819
New York City Water & Sewer System, Series HH, 5.00%, 6/15/26
(Prerefunded 6/15/21) (4) 685 686
New York State Transportation Dev., Delta Airlines, 5.00%,
1/1/22 (1) 2,520 2,585
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/23  7,100 7,718
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,703
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 2,020 2,035
New York Transportation Dev., American Airlines JFK Int'l. Airport,
5.00%, 8/1/21 (1) 2,200 2,217
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (1) 4,055 4,332
Port Auth. of New York & New Jersey, 5.00%, 9/15/24 (1) 3,000 3,442
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1) 5,000 5,559
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/30 (1) 9,920 11,016
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1) 6,850 7,298
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 10,030 12,213
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/22  3,310 3,532
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/30  2,000 2,300
Triborough Bridge & Tunnel Auth., Series B-4, FRN, 67% of SOFR
+ 0.38%, 0.387%, 1/1/32 (Tender 2/1/24)  6,375 6,371
255,779
NORTH CAROLINA 2.6%
New Hanover County, Regional Medical Center, 5.00%, 10/1/28
(Prerefunded 10/1/21) (4) 1,560 1,584
North Carolina Eastern Municipal Power Agency, Series D, 5.00%,
1/1/23 (Prerefunded 7/1/22) (4) 10,430 10,982

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, 3.00%, 3/1/23 (2) 150 154
North Carolina Medical Care Commission, 4.00%, 3/1/24 (2) 220 235
North Carolina Medical Care Commission, 4.00%, 3/1/25 (2) 265 288
North Carolina Medical Care Commission, 5.00%, 3/1/26 (2) 245 281
North Carolina Medical Care Commission, 5.00%, 3/1/27 (2) 290 338
North Carolina Medical Care Commission, Cape Fear Valley Health
System, Series A, 5.00%, 10/1/23 (Prerefunded 10/1/22) (4) 9,785 10,422
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 265
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/21  120 121
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  215 225
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  150 161
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 198
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 139
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22  350 370
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23  400 440
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24  950 1,071
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26  750 841
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27  175 196
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25) (4) 1,575 1,859
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,137
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,199
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23  1,500 1,602
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  5,400 6,057
Wake County, GO, 5.00%, 4/1/25  6,255 7,358
Wake County, Series A, 5.00%, 12/1/29  1,150 1,415
Wake County, Series C, GO, 5.00%, 3/1/23  6,200 6,729
56,667
OHIO 0.8%
Allen County Hosp. Fac., Series A, 5.00%, 8/1/26  4,420 5,389
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
0.01%, 6/1/34  1,300 1,300

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Cleveland Airport System, Series B, 5.00%, 1/1/22 (1) 900 923
Cleveland Airport System, Series B, 5.00%, 1/1/23 (1) 1,200 1,283
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,339
Columbus, Series A, GO, 5.00%, 4/1/24  1,810 2,054
Columbus, Series A, GO, 5.00%, 4/1/25  3,445 4,047
Hamilton County, Life Enriching Community, 5.00%, 1/1/22  100 102
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  100 106
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 165
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 227
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 175
17,110
OKLAHOMA 0.4%
Grand River Dam Auth., Series A, 5.00%, 6/1/23  2,000 2,190
Norman Regional Hosp. Auth., 5.00%, 9/1/21  1,675 1,694
Norman Regional Hosp. Auth., 5.00%, 9/1/22  2,060 2,179
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/24  2,375 2,665
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/25  450 524
9,252
OREGON 0.4%
Multnomah County School Dist. No. 1, GO, 5.00%, 6/15/24  8,250 9,427
9,427
PENNSYLVANIA 4.9%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, Series A, 5.00%, 7/15/21  1,000 1,006
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, Series A, 5.00%, 7/15/22  1,050 1,107
Bucks County IDA, 5.00%, 7/1/25  350 400
Bucks County IDA, 5.00%, 7/1/26  450 526
Bucks County IDA, 5.00%, 7/1/27  475 567
Butler County Hosp. Auth., 4.00%, 7/1/21  325 326
Butler County Hosp. Auth., 5.00%, 7/1/22  405 425
Butler County Hosp. Auth., 5.00%, 7/1/23  355 387
Butler County Hosp. Auth., 5.00%, 7/1/24  2,245 2,540
Butler County Hosp. Auth., 5.00%, 7/1/25  700 818
Butler County Hosp. Auth., 5.00%, 7/1/26  450 524
Butler County Hosp. Auth., 5.00%, 7/1/27  585 680
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/21  6,500 6,500
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22  1,030 1,079
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23  1,000 1,092
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,585
Delaware River Port Auth., Series B, 5.00%, 1/1/22  6,690 6,878
Delaware River Port Auth., Series B, 5.00%, 1/1/23  2,250 2,420
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/22  1,300 1,368
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23  1,300 1,430

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,944
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 1.105%, 8/15/48
(Tender 8/15/24)  4,900 4,932
Pennsylvania, GO, 5.00%, 9/15/22  10,250 10,885
Pennsylvania, GO, 5.00%, 9/15/25 (6) 715 855
Pennsylvania, Series 2, GO, 5.00%, 10/15/21  2,850 2,901
Philadelphia, Series A, 4.00%, 6/30/21  3,800 3,812
Philadelphia, Series A, GO, 5.00%, 8/1/21  1,500 1,512
Philadelphia, Series A, GO, 5.00%, 8/1/22  1,660 1,754
Philadelphia, Series A, GO, 5.00%, 8/1/23  1,270 1,397
Philadelphia Airport, Series A, 5.00%, 6/15/26 (1) 545 548
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,408
Philadelphia Airport, Series A, 5.00%, 7/1/27  1,400 1,743
Philadelphia Airport, Series A, 5.00%, 7/1/28  1,750 2,226
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 12,465 14,607
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,303
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,406
Philadelphia Airport, Series C, 5.00%, 7/1/28 (1) 2,970 3,750
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%,
7/1/25  4,700 4,700
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%,
7/1/41 (Tender 7/1/21)  2,720 2,720
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/21  975 978
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/22  1,175 1,223
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/23  1,175 1,266
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/23  750 822
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/24  750 852
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  1,000 1,174
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/26  1,605 1,944
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (6) 2,500 3,039
108,359
PUERTO RICO 1.3%
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 15,216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,641
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,510
29,367
RHODE ISLAND 0.3%
Rhode Island Commerce, Series A, GAN, 5.00%, 6/15/21  3,125 3,130
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  550 576

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 596
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,440
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 476
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 528
6,746
SOUTH CAROLINA 1.8%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  15,745 17,161
Piedmont Municipal Power Agency, Series A, 5.00%, 1/1/23  2,080 2,228
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (4) 3,000 3,206
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  4,575 5,390
South Carolina Ports Auth., 5.00%, 7/1/21 (1) 3,650 3,663
South Carolina Ports Auth., 5.00%, 7/1/23 (1) 2,555 2,795
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 964
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(4) 3,240 3,854
39,261
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,178
1,178
TENNESSEE 2.6%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, 5.00%, 10/1/22  1,045 1,103
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, 5.00%, 10/1/23  650 711
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/21  1,250 1,255
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/22  3,250 3,415
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/23  4,200 4,596
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/24  3,025 3,306
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  1,510 1,624
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (1) 3,330 3,786
Metropolitan Gov't. of Nashville & Davidson County, Improvement,
GO, 5.00%, 7/1/24  17,760 20,322

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23 (Prerefunded 7/1/22) (4) 5,065 5,333
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/25 (1) 515 603
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/26 (1) 1,695 2,045
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,724
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/22  240 255
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  1,045 1,113
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  1,410 1,516
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 195
56,902
TEXAS 10.2%
Austin Airport System, 5.00%, 11/15/23 (1) 5,000 5,560
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 2,039
Austin Airport System, Series A, 5.00%, 11/15/26  495 608
Austin Airport System, Series B, 5.00%, 11/15/22 (1) 620 662
Austin Airport System, Series B, 5.00%, 11/15/23 (1) 700 778
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,449
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,590
Board of Regents of the Univ. of Texas System, Series I, 5.00%,
8/15/21  3,000 3,030
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,141
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,376
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,605 1,906
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 2,002
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  8,095 9,596
Clifton Higher Ed. Fin., Intl. Leadership, Series D, 5.00%, 8/15/23  1,505 1,645
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/21  670 676
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/22  1,000 1,052
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,525
Dallas Independent School Dist., Series A, GO, 5.00%, 2/15/23  8,615 9,325
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1) 1,785 1,905
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN,
0.02%, 5/1/32 (1) 980 980
Grand Parkway Transportation, BAN, 5.00%, 2/1/23  5,525 5,951
Harris County Cultural Ed. Fac. Fin., 5.00%, 6/1/23  1,385 1,515
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/26  1,600 1,966
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/24  1,865 1,990
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/25 (Prerefunded 12/1/22) (4) 2,780 2,981
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22)  1,825 1,950

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 2,171
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,648
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,606
Harris County Metropolitan Transit Auth., Sales & Use Tax,
Series B, 5.00%, 11/1/22  10,915 11,656
Houston, Series A, GO, 5.00%, 3/1/22  725 752
Houston Airport System, Series A, 5.00%, 7/1/22 (Prerefunded
7/1/21) (1)(4) 2,605 2,615
Houston Combined Utility System, Series B, 4.00%, 11/15/21  800 814
Houston Combined Utility System, Series B, 5.00%, 11/15/22  800 857
Houston Combined Utility System, Series B, 5.00%, 11/15/23  975 1,091
Houston Hotel Occupancy Tax & Special, 5.00%, 9/1/21  3,000 3,024
Houston Hotel Occupancy Tax & Special, 5.00%, 9/1/22  2,500 2,631
Houston Independent School Dist., Permanent School Fund, GO,
5.00%, 2/15/25  4,035 4,722
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 1,000 1,062
Lower Colorado River Auth., 5.00%, 5/15/25  2,125 2,495
Lower Colorado River Auth., Series A, 5.00%, 5/15/23  860 940
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,187
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 318
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,000 1,174
North Texas Tollway Auth., Series A, 5.00%, 1/1/23  2,400 2,583
North Texas Tollway Auth., Series A, 5.00%, 1/1/24  10,000 10,762
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  225 260
North Texas Tollway Auth., Series A, 5.00%, 1/1/30  1,650 1,908
North Texas Tollway Auth., Series A, 5.50%, 9/1/41 (Prerefunded
9/1/21) (4) 2,000 2,027
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/22  2,000 2,056
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23  2,100 2,260
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  4,955 5,552
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/22  500 514
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/24  4,670 5,021
North Texas Tollway Auth., Special Projects, Series D, 5.00%,
9/1/29 (Prerefunded 9/1/21) (4) 3,285 3,325
Plano Independent School Dist., Permanent School Fund,
Series A, GO, 5.00%, 2/15/22  1,775 1,836
San Antonio, GO, 5.00%, 2/1/23  5,880 6,358
San Antonio Electric & Gas, 5.00%, 2/1/23  4,380 4,736
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/21  925 944
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/22  885 941

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  17,145 20,099
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,994
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/21  1,675 1,717
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/22  1,375 1,473
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,368
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/24  2,450 2,821
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25  4,335 5,143
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26  5,250 6,392
Texas State Univ. System, Series A, 5.00%, 3/15/22  2,000 2,077
Texas State Univ. System, Series A, 5.00%, 3/15/23  1,000 1,086
Texas Transportation Commission State Highway Fund, Series A,
5.00%, 4/1/23  4,000 4,357
Texas Transportation Commission, First Tier, 5.00%, 10/1/23  7,325 8,151
Texas, Veterans, GO,VRDN, 0.08%, 12/1/51  2,000 2,000
225,722
UTAH 0.7%
Murray, IHC Health Services, Series D, VRDN, 0.01%, 5/15/37  2,130 2,130
Salt Lake City Airport, Series A, 5.00%, 7/1/23 (1) 4,975 5,444
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,394
Salt Lake City Airport, Series A, 5.00%, 7/1/27 (1) 2,030 2,514
Utah, Series B, GO, 5.00%, 7/1/24  4,250 4,869
16,351
VIRGINIA 6.0%
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/23  410 450
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,826
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 1,126
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  16,355 18,131
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/23  105 110
Fairfax County IDA, Inova Health, 5.00%, 8/15/23  6,100 6,456
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/23)  3,600 3,933
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/27  4,000 4,173
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,977
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 253
Halifax County IDA, Electric & Power Project, Series A, VRDN,
0.45%, 12/1/41 (Tender 4/1/22)  3,175 3,179
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/22  850 896
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22  15,550 16,365

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Norfolk Water, 5.00%, 11/1/22  5,000 5,347
Prince William County IDA, Novant Health, Series B, 5.00%,
11/1/26  1,870 1,986
Richmond Public Utility, Series A, 5.00%, 1/15/22  1,500 1,546
Virginia College Building Auth., 5.00%, 2/1/26 (Prerefunded
2/1/22) (4) 11,140 11,505
Virginia College Building Auth., 21st Century College & Equipment
Programs, Series B, 5.00%, 2/1/24  9,400 10,583
Virginia College Building Auth., Public Higher Ed. Fin. Porgram,
Series B, 5.00%, 9/1/23  4,000 4,433
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series A, 5.00%, 9/1/21 (3) 1,935 1,958
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series A, 5.00%, 9/1/21  110 111
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,445
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,576
Virginia Public Building Auth., Series B, 5.00%, 8/1/26  2,000 2,457
Virginia Public School Auth., 5.00%, 8/1/27  4,000 4,756
Virginia Public School Auth., Series B, 5.00%, 8/1/21  2,800 2,822
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/22  3,255 3,439
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/22  2,825 2,984
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22  775 811
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23  10,000 11,095
Virginia Transportation Board, Federal Transportation, 5.00%,
9/15/21  1,975 2,003
131,732
WASHINGTON 1.7%
Energy Northwest, Columbia Generating, Series A, 5.00%, 7/1/23
(Prerefunded 7/1/21) (4) 6,745 6,771
Univ. of Washington, Series A, VRDN, 5.00%, 5/1/48 (Tender
5/1/22)  10,400 10,608
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,888
Washington Health Care Fac. Auth., Commonspirit Health,
Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 8,273
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,849
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/21  3,450 3,478
36,867
WISCONSIN 1.5%
Wisconsin, Series 2, GO, 5.00%, 11/1/21  1,400 1,429

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Wisconsin, Series 2011-2, GO, 5.00%, 11/1/22 (Prerefunded
11/1/21) (4) 11,250 11,480
Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22  5,470 5,850
Wisconsin, Series A, GO, 5.00%, 5/1/23  4,175 4,563
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (4) 5,000 5,702
Wisconsin HEFA, VRDN, 5.00%, 8/15/54 (Tender 7/29/26)  4,185 5,113
34,137
Total Investments in Securities 100.3%
(Cost $2,153,814) $ 2,219,753
Other Assets Less Liabilities (0.3)% (6,670)
Net Assets 100.0% $ 2,213,083
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Escrowed to maturity
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Financial Guaranty Insurance Company
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,278 and represents 0.2% of net assets.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

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a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F56-054Q1 05/21